Note 4 - Discontinued Operations (Details) (USD $)	12 Months Ended		1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Apr. 30, 2014	Jul. 31, 2014
Note 4 - Discontinued Operations (Details) [Line Items]
Proceeds from Divestiture of Businesses		$ 49,460,000
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax		(7,158,000)
Discontinued Operation, Tax Effect of Income (Loss) from Disposal of Discontinued Operation		3,100,000
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax	2,756,000	(4,058,000)
Disposal Group, Including Discontinued Operation, Cash		5,177,000
Number of Businesses Discontinued	3
REO Rental Segment [Member]
Note 4 - Discontinued Operations (Details) [Line Items]
Proceeds from Divestiture of Businesses			1,500
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax			(1,601)
Discontinued Operation, Tax Effect of Income (Loss) from Disposal of Discontinued Operation			(773)
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax			(828)
U.S. Based Commercial Real Estate Consulting [Member]
Note 4 - Discontinued Operations (Details) [Line Items]
Proceeds from Divestiture of Businesses				12,100
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax				6,607
Discontinued Operation, Tax Effect of Income (Loss) from Disposal of Discontinued Operation				3,023
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax				$ 3,584